SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION

For the
Allspring Spectrum Aggressive Growth Fund
Allspring Spectrum Conservative Growth Fund
Allspring Spectrum Growth Fund
Allspring Spectrum Income Allocation Fund
Allspring Spectrum Moderate Growth Fund
(each a “Fund”, together the “Funds”)

Effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM will no longer serve as a portfolio manager of the Funds. After that date, all references to Travis L. Keshemberg, CFA, CIPM, FRM in each Funds’ prospectus and statement of additional information are hereby removed.

Effective immediately, Randy Rennske, FA is added as a portfolio manager to each Fund. In each Fund’s the section entitled “Fund Summaries” the Funds Management table is amended to include the following.

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Randy Rennicke, CFA, Portfolio Manager / 2025

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to add the following:

Randy Rennicke, CFA

Mr. Rennicke joined Allspring Investments or one of its predecessor firms in 2011, where he currently serves as a Portfolio Manager for the Multi-Asset Solutions team. Prior to joining Allspring Investments, Mr. Rennicke worked as a client service consultant at Wells Fargo Funds Distributor

II. Statement of Additional Information

In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the following Other Managed Accounts table is added and the Portfolio Manager Fund Holdings table is amended to include the following:

Randy Rennicke, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Rennicke became a portfolio manager of the Fund on August 21, 2025. The information presented in this table is as of April 30, 2024, at which time Mr. Rennicke was not a manager of the Fund.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring Investments[1]
Randy Rennicke, CFA	Spectrum Aggressive Growth Fund Spectrum Conservative Growth Fund Spectrum Growth Fund Spectrum Income Allocation Fund Spectrum Moderate Growth Fund	$0[2] $0[2] $0[2] $0[2] $0[2]
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Mr. Rennicke became a portfolio manager of the Fund on August 21, 2025. The information presented in this table is as of April 30, 2024, at which time Mr. Rennicke was not a manager of the Fund.

August 21, 2025	SUP4331 08-25